Other incomes by function (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other income by function [Abstract]
Sales of fixed assets		$ 506,178	$ 5,084,269	$ 2,464,820
Rental income		173,259	315,325	266,335
Sale of glass		424,419	934,863	731,111
Claims recovery		110,963	82,896	831,230
Advance term license	[1]	0	0	213,400,487
Others	[2]	18,081,073	16,167,357	10,761,071
Total		$ 19,295,892	$ 22,584,710	$ 228,455,054

[1]	See brands in Note 1 – General information, letter C). Additionally, it is worth mentioning that the payments they have received from ABI are presented in the Consolidated Statement of Cash Flows, in Operating Activities, under the heading "Other charges for operating activities.
[2]	It mainly corresponds to the effects related with the early termination of Budweiser license mentioned in Note 1 – General information, letter C) number b.5) and b.6).